COMMITMENTS AND CONTINGENCIES	2 Months Ended
Apr. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 4 – COMMITMENTS AND CONTINGENCIES

Consulting Agreement

On March 1, 2026, the Company entered into a consulting agreement relating to SEC registration, OTCQB planning and related advisory services.

As of April 30, 2026, the Company recorded prepaid expense and other current liability of $70,000 relating to amounts payable under the OTCQB advisory and coordination service agreement.

Legal Proceedings

As of April 30, 2026, the Company was not involved in any material legal proceedings and was not aware of any pending or threatened material litigation.

YOUMI INC.

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2026